Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of fixed assets	€ 59	€ 68
Gains (losses) on disposal of investments and activities	0	0
Gains (losses) on disposal of fixed assets, investments and activities	€ 59	€ 68